NATURE OF OPERATIONS	12 Months Ended
Dec. 31, 2020
Basis Of Consolidation [Abstract]
NATURE OF OPERATIONS
1. NATURE OF OPERATIONS
Golden Star Resources Ltd. ("Golden Star" or "the Company" or "we" or "our") is an international gold mining and exploration company incorporated under the Canada Business Corporations Act. The Company's shares are listed on the Toronto Stock Exchange under the symbol GSC, the NYSE American exchange (formerly NYSE MKT) under the symbol GSS and the Ghana Stock Exchange under the symbol GSR. The Company's registered office is located at 333 Bay Street, Suite 2400, Toronto, Ontario, M5H 2T6 Canada, and the Company has corporate offices in London, United Kingdom and Accra, Ghana.
Through our 90% owned subsidiary, Golden Star (Wassa) Limited, we own and operate the Wassa underground mine and a carbon-in-leach processing plant (collectively "Wassa"), located northeast of the town of Tarkwa, Ghana. Until September 30, 2020 and as further discussed in Note 5, we owned and operated the Bogoso gold mining and processing operations, the Prestea open pit mining operations and the Prestea underground mine (collectively "Prestea") located near the town of Prestea, Ghana. The Company also holds and manages interests in several gold exploration projects in Ghana.